Intangible assets and property, plant and equipment - Intangibles (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Intangible assets	€ 1,143	€ 1,356
Capitalized cost
Intangible assets and goodwill
Intangible assets	454
Software
Intangible assets and goodwill
Intangible assets	806	611
Licenses
Intangible assets and goodwill
Intangible assets	56	83
Prepayments made on intangible assets
Intangible assets and goodwill
Intangible assets	€ 281	€ 662